Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Depreciation on Property, Plant and Equipment Over Their Expected Useful Economic Life

Depreciation is provided on property, plant and equipment over their expected useful economic life as follows:

Asset class	Depreciation method and period
Office and computer equipment Fixtures and fittings	Straight-line over 3 years Straight-line over 5 years

Summary of Amortization Method and Amortization Period for the Principal Categories of Intangible Assets

The amortization method and amortization period for the principal categories of intangible assets are follows:

Asset class	Amortization method and period
Patents	Straight-line over 20 years
Computer software	Straight-line between 3 and 5 years